Right-of-use assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities - Operating Leases (Table)

Period / Year	Lease Commitment
July 1 to December 31, 2025	$7,675
2026	4,993
Minimum net lease payments	$12,668
Less: present value discount	(2,023)
Total obligations under operating leases and financial liability (current and non-current portion)	$10,645